Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Common Stock [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding [Line Items]
Number of shares, Common shares		43,584,549	45,306,928
Par value , Common shares		$ 436	$ 453
Earnout Shares [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding [Line Items]
Number of shares, Earnout Shares	[1]	39,200	39,200
Par value, Earnout Shares	[1]
Common shares under share-based compensation plan [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding [Line Items]
Number of shares, Common shares under share-based compensation plan		877,130	667,181
Par value, Common shares under share-based compensation plan		$ 9	$ 7
Common Stock Issued and Outstanding [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding [Line Items]
Number of shares, Common stock issued and outstanding		44,500,879	46,013,309
Par value, Common stock issued and outstanding		$ 445	$ 460

[1]	Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to March 17, 2028, they will be cancelled by the Company.